SCHEDULE OF RIGHT OF USE ASSET (Details) - Related Party [Member] - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Office lease	$ 66,201	$ 66,201
Less: accumulated amortization	(27,213)	(3,678)
Right-of-use asset, net	$ 38,988	$ 62,523